Basis of Presentation and Measurement	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Basis of presentation and measurement
2.	Basis of presentation and measurement
Statement of compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“
IFRS
”) as issued by the International Accounting Standards Board (“
IASB
”) and interpretations of the International Financial Reporting Committee (“
IFRIC
”). The consolidated statements of the Company for the year ended December 31, 2021, were authorized for issue by the Board of Directors on March 31, 2022.
Basis of presentation
These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries: The Very Good Butchers Inc., 1218169 B.C. Ltd., 1218158 B.C. Ltd., The Cultured Nut Inc., and Lloyd-James Marketing Group Inc., companies incorporated in the province of British Columbia, Canada, and VGFC Holdings LLC, a company incorporated in the state of Delaware, U.S.A.
The financial statements of the subsidiaries are included in the consolidated financial statements from the date that control commences. Control exists when the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. All inter-company balances and transactions have been eliminated on consolidation.
These consolidated financial statements have been prepared on an accrual basis and are based on historical costs. The presentation and functional currency of the Company is the Canadian dollar. In the opinion of the Company’s management, all adjustments considered necessary for a fair presentation of the financial statements have been included.
The Company structures its consolidated statements of net loss and comprehensive loss on a functional basis. For that purpose, the Company defines cost of sales as procurement expense and gross profit as revenues less procurement expense.
Critical accounting estimates and judgements
The preparation of these consolidated financial statements in accordance with IFRS requires the Company to make judgments, estimates, and assumptions that affect the application of accounting policies and the reported amount of assets, liabilities and contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the period. The Company’s management reviews these judgments, estimates and underlying assumptions on an ongoing basis, based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are adjusted for prospectively in the period in which the estimates are revised. Actual results may differ from these judgements, estimates and assumptions.
Information on significant areas of judgement that have the most significant effect on the amounts recognized in the consolidated financial statements relate to the following:
The determination of the ability of the Company to continue as a going concern is a key area of judgment applied in the preparation of the consolidated financial statements as discussed above in note 1. Amortization of right-of-use
assets and property and equipment are dependent upon the estimated useful lives, which are determined through the exercise of judgment. The assessment of any indicators of impairment of these assets is dependent upon judgments that take into account factors such as economic and market conditions and the useful lives of assets.
Information on significant areas of uncertainty and critical estimates in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements relate to the following:
Share-based compensation
The Company utilizes the Black-Scholes Option Pricing Model (“
Black-Scholes
”) to estimate the fair value of stock options and warrants granted to directors, officers, employees and service providers and to determine the fair value of its warrant derivative liability. The use of Black-Scholes requires management to make various estimates and assumptions that impact the value assigned to the stock options including the forecast future volatility of the stock price, the risk-free interest rate, dividend yield and the expected life of the stock options. Any changes in these assumptions could have a material impact on the share-based compensation calculation value. See also notes 15 and 18.
Carrying value of inventory
The Company records valuation adjustments for inventory by comparing the inventory cost to its net realizable value. The process requires the use of estimates and assumptions related to future market demand, costs and prices. Such assumptions are reviewed periodically and may have a significant impact on the valuation adjustments for inventory.
Business combinations
Judgment is used in determining whether an acquisition is a business combination or an asset acquisition and assessing whether the amounts paid on achievement of milestones represents contingent consideration or compensation for post-acquisition services. Contingent consideration that is classified as a liability is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognised in profit or loss. Accounting for acquisitions requires estimates with respect to the fair value of the assets acquired and liabilities assumed.
Impairment
The Company assesses impairment of
non-financial
assets such as goodwill,
right-of-use
assets, and property and equipment.
Goodwill is subject to impairment testing on an annual basis. However, if indicators of impairment are present, the Company will review goodwill for impairment when such indicators arise. In addition, at each reporting period, the Company reviews whether there are indicators that the recoverable amount of long-lived assets may be less than their carrying amount.
Goodwill and long-lived assets are reviewed for impairment by estimating the recoverable amount of each cash generating unit (“
CGU
”) or groups of CGUs to which the goodwill or long-lived assets relate. Management estimates the recoverable amount of the CGUs based on the higher of value-in-use
(“
VIU
”) and fair value less costs of disposal (“
FVLCD
”). The VIU calculations are based on the present value of expected future cash flows. When measuring expected future cash flows, management makes key assumptions about future growth of profits which relate to future events and circumstances. Estimation uncertainty relates to assumptions about future operating results and the application of an appropriate discount rate. Actual results could vary from these estimates which may cause significant adjustments to the Company’s goodwill or long-lived assets in subsequent reporting periods.
Leases
The lease liability and
right-of-use
asset valuation is based on the present value of the lease payments over the lease term. The lease term is determined as the non-cancellable
term of the lease, which may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The Company applies judgment in evaluating whether it is reasonably certain whether or not to exercise the option to extend or terminate the lease, and any modifications to the lease term will result in the revaluation of the lease. The present value of the lease payments is dependent on the Company’s estimate of its incremental borrowing rates.

2.	Basis of Presentation and Measurement
Statement of compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“
IFRS
”) as issued by the International Accounting Standards Board (“
IASB
”) and interpretations of the International Financial Reporting Interpretations Committee (“
IFRIC
”). The consolidated statements of the Company for the year ended December 31, 2020, were authorized for issue by the Board of Directors on April 26, 2021.
Basis of presentation
These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries: The Very Good Butchers Inc., 1218169 B.C. Ltd. and 1218158 B.C. Ltd., companies incorporated on July 31, 2019 in the province of British Columbia, Canada, and VGFC Holdings LLC, a company incorporated on July 7, 2020 in the state of Delaware, U.S.A. All inter-company balances and transactions have been eliminated on consolidation.
These consolidated financial statements have been prepared on an accrual basis and are based on historical costs. The presentation and functional currency of the Company is the Canadian dollar. In the opinion of the Company’s management, all adjustments considered necessary for a fair presentation have been included.
The Company structures its consolidated statements of net loss and comprehensive loss on a functional basis. For that purpose, the Company defines cost of sales as procurement expense and gross profit as revenues less procurement expense.
Critical accounting estimates and judgements
The preparation of financial statements in accordance with IFRS requires the Company to make judgments, estimates, and assumptions that affect the application of accounting policies and the reported amount of assets, liabilities and contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the period. The Company’s management reviews these estimates and underlying assumptions on an ongoing basis, based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are adjusted for prospectively in the period in which the estimates are revised. Actual results may differ from these judgements, estimates and assumptions.
The determination of the ability of the Company to continue as a going concern is a key area of judgment applied in the preparation of the consolidated financial statements as discussed above in note 1. Amortization of right-of-use
assets and property and equipment are dependent upon the estimated useful lives, which are determined through the exercise of judgment. The assessment of any indicators of impairment of these assets is dependent upon judgments that take into account factors such as economic and market conditions and the useful lives of assets.
Information on significant areas of uncertainty and critical estimates in applying accounting policies that have the most significant effect on the amounts recognized in the financial statements relate to the following:
Share-based compensation
The Company utilizes the Black-Scholes Option Pricing Model (“
Black-Scholes
”) to estimate the fair value of stock options and warrants granted to directors, officers, employees and service providers. The use of Black-Scholes requires management to make various estimates and assumptions that impact the value assigned to the stock options including the forecast future volatility of the stock price, the risk-free interest rate, dividend yield and the expected life of the stock options. Any changes in these assumptions could have a material impact on the share-based compensation calculation value. See also notes 16 and 17.
Carrying value of inventory
The Company records valuation adjustments for inventory by comparing the inventory cost to its net realizable value. The process requires the use of estimates and assumptions related to future market demand, costs and prices. Such assumptions are reviewed and may have a significant impact on the valuation adjustments for inventory.